Leases - Summary of Operating and Financing Leases (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Lease cost
Operating lease cost	$ 587
Financing lease cost	19
Sublease income	(308)
Total	298
Other information
Operating cash flows out from operating leases	(628)
Operating cash flows in from operating leases	308
Operating cash flows from financing leases	(24)
Right-of-use assets exchanged for new operating lease liabilities	874
U.S. [Member]
Lease cost
Operating lease cost	475
Financing lease cost	19
Sublease income	(215)
Total	279
Other information
Operating cash flows out from operating leases	(516)
Operating cash flows in from operating leases	215
Operating cash flows from financing leases	(24)
Right-of-use assets exchanged for new operating lease liabilities	$ 874
Weighted average remaining lease term	1 year 8 months 12 days
Weighted average discount rate - operating leases	8.00%
Ireland [Member]
Lease cost
Operating lease cost	$ 112
Sublease income	(93)
Total	19
Other information
Operating cash flows out from operating leases	(112)
Operating cash flows in from operating leases	$ 93
Weighted average remaining lease term	2 years 1 month 6 days
Weighted average discount rate - operating leases	8.00%